Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Value added tax ("VAT") receivable	$ 138	$ 139
Other		1
Total	$ 138	$ 140